COMMITMENTS AND CONTINGENCIES (DETAILS) $ in Thousands	Mar. 31, 2015 USD ($)
Commitments And Contingencies [Line Items]
2015	$ 1,041
2016	751
Operating Leases, Future Minimum Payments Due	$ 1,792